Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Reserves
(a)	Reserves as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Accumulated comprehensive loss of investments in associates and joint ventures	￦	(648,712)	(693,176)
Changes in fair value of equity investments at fair value through other comprehensive income		(285,073)	(359,283)
Foreign currency translation differences		(202,636)	(339,707)
Gain or losses on valuation of derivatives		(438)	(699)
Others		(21,121)	11,947

	￦	(1,157,980)	(1,380,918)

Unrealized fair value of available-for-sale investments [member]
Statement [LineItems]
Summary of Reserves
(b)	Changes in fair value of equity investments at fair value through other comprehensive income for the years ended December 31, 2019 and 2020 were as follows:

(in millions of Won)	2019		2020
Beginning balance	￦	(295,300)	(285,073)
Changes in unrealized fair value of equity investments		(9,422)	(72,808)
Reclassification upon disposal		21,902	2,726
Others		(2,253)	(4,128)

Ending balance	￦	(285,073)	(359,283)